UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Total Equity Market Index Fund

(POMIX)

This semi-annual shareholder report contains important information about Total Equity Market Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Equity Market Index Fund	$10	0.18%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,549,071
Number of Portfolio Holdings	1,197

Portfolio Turnover Rate	2.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	30.3%
Financials	13.0
Health Care	11.8
Consumer Discretionary	10.2
Industrials & Business Services	9.4
Communication Services	8.6
Consumer Staples	5.3
Energy	3.8
Materials	2.5
Other	5.1

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.3%
NVIDIA	5.8
Apple	5.8
Alphabet	3.8
Amazon.com	3.4
Meta Platforms	2.1
Berkshire Hathaway	1.4
Eli Lilly	1.4
Broadcom	1.3
JPMorgan Chase	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F123-053 8/24

Total Equity Market Index Fund

 (POMIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market
Index Fund –
.

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 51.10 $ 41.03 $ 51.79 $ 41.94 $ 35.56 $ 27.69
Investment
activities
Net investment
income
(1)(2)
0.32 0.67 0.59 0.49 0.54 0.52
Net realized and
unrealized gain/
loss 6.65 10.14 (10.74) 10.15 6.49 7.96
Total from
investment
activities 6.97 10.81 (10.15) 10.64 7.03 8.48
Distributions
Net investment
income — (0.61) (0.60) (0.53) (0.49) (0.54)
Net realized gain — (0.13) (0.01) (0.26) (0.16) (0.07)
Total distributions — (0.74) (0.61) (0.79) (0.65) (0.61)
NET ASSET
VALUE
End of period $ 58.07 $ 51.10 $ 41.03 $ 51.79 $ 41.94 $ 35.56

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
13.64% 26.38% (19.61)% 25.41% 19.82% 30.67%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.18%
(4)
0.19% 0.21% 0.26% 0.30% 0.30%
Net expenses
after waivers/
payments by
Price Associates 0.18%
(4)
0.19% 0.21% 0.26% 0.30% 0.30%
Net investment
income 1.16%
(4)
1.45% 1.34% 1.03% 1.52% 1.60%
Portfolio turnover
rate 2.8% 5.8% 4.8% 20.0% 10.1% 4.7%
Net assets, end of
period (in millions) $2,549 $2,278 $1,870 $2,661 $2,431 $2,116
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  8.6%
Diversified Telecommunication Services  0.6%
AT&T  312,151 5,965
ATN International  7,701 175
GCI Liberty, Class A, EC (1)(2) 6,211 —
Globalstar (1) 187,300 210
Iridium Communications  14,917 397
Liberty Global, Class A (1) 9,307 162
Liberty Global, Class C (1) 6,207 111
Lumen Technologies (1)(3) 184,380 203
Verizon Communications  191,169 7,884
15,107
Entertainment  1.2%
AMC Entertainment Holdings, Class A (1) 1,817 9
Electronic Arts  8,800 1,226
Endeavor Group Holdings, Class A  9,067 245
Liberty Media Corp-Liberty Formula One, Class A (1) 5,400 347
Liberty Media Corp-Liberty Formula One, Class C (1) 14,600 1,049
Live Nation Entertainment (1) 9,072 851
Madison Square Garden Sports (1) 533 100
Netflix (1) 21,568 14,556
Playtika Holding  34,200 269
ROBLOX, Class A (1) 20,768 773
Roku (1) 7,141 428
Sphere Entertainment (1) 6,533 229
Take-Two Interactive Software (1) 7,167 1,114
Walt Disney  84,543 8,394
Warner Bros Discovery (1) 52,596 391
Warner Music Group, Class A (3) 13,279 407
30,388
Interactive Media & Services  6.0%
Alphabet, Class A  286,008 52,096
Alphabet, Class C  238,169 43,685
IAC (1) 4,252 199
Match Group (1) 19,023 578
Meta Platforms, Class A  106,927 53,915
Pinterest, Class A (1) 33,221 1,464
Snap, Class A (1) 44,822 745
Vimeo (1) 42,108 157
Ziff Davis (1) 2,400 132

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ZoomInfo Technologies (1) 12,000 153
153,124
Media  0.6%
AMC Networks, Class A (1) 22,825 220
Charter Communications, Class A (1) 4,006 1,198
Comcast, Class A  180,939 7,086
EchoStar, Class A (1) 14,326 255
Entravision Communications, Class A  32,400 66
Fox, Class A  10,361 356
Gray Television  45,900 239
Interpublic Group  14,039 408
Liberty Broadband, Class C (1) 2,900 159
New York Times, Class A  7,800 399
News, Class A  32,096 885
News, Class B  23,655 672
Nexstar Media Group  913 152
Omnicom Group  7,700 691
Paramount Global, Class B  41,994 436
Scholastic  10,500 372
TEGNA  21,400 298
Trade Desk, Class A (1) 23,800 2,325
16,217
Wireless Telecommunication Services  0.2%
Telephone & Data Systems  18,600 386
T-Mobile U.S.  28,669 5,051
United States Cellular (1) 5,613 313
5,750
Total Communication Services 220,586
CONSUMER DISCRETIONARY  10.2%
Automobile Components  0.2%
Aptiv (1) 13,200 930
Autoliv  7,700 824
BorgWarner  16,517 533
Fox Factory Holding (1) 2,600 125
Lear  1,400 160
Mobileye Global, Class A (1) 2,060 58
Modine Manufacturing (1) 7,243 726
Phinia  5,803 228
QuantumScape (1) 31,500 155
Standard Motor Products  5,700 158
Stoneridge (1) 6,900 110
Visteon (1) 3,600 384

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
XPEL (1) 3,100 110
4,501
Automobiles  1.3%
Ford Motor  157,752 1,978
General Motors  59,820 2,779
Rivian Automotive, Class A (1) 43,745 587
Tesla (1) 132,996 26,317
Thor Industries  4,800 449
Winnebago Industries  4,499 244
32,354
Broadline Retail  3.5%
Amazon.com (1) 445,722 86,136
eBay  22,937 1,232
Etsy (1) 5,142 303
Kohl's  18,400 423
Ollie's Bargain Outlet Holdings (1) 4,699 462
88,556
Distributors  0.1%
Genuine Parts  5,800 802
LKQ  14,800 616
Pool  1,405 432
1,850
Diversified Consumer Services  0.1%
Adtalem Global Education (1) 5,400 368
Bright Horizons Family Solutions (1) 6,846 754
Frontdoor (1) 8,450 285
H&R Block  11,652 632
Service Corp International  2,800 199
Strategic Education  4,544 503
2,741
Hotels, Restaurants & Leisure  2.1%
Airbnb, Class A (1) 22,880 3,469
Aramark  9,000 306
Bloomin' Brands  4,500 87
Booking Holdings  1,741 6,897
Boyd Gaming  6,500 358
Caesars Entertainment (1) 5,784 230
Carnival (1) 36,330 680
Chipotle Mexican Grill (1) 73,500 4,605
Chuy's Holdings (1) 11,200 290
Cracker Barrel Old Country Store (3) 1,524 64

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Darden Restaurants  3,800 575
Domino's Pizza  2,500 1,291
DoorDash, Class A (1) 16,663 1,813
DraftKings, Class A (1) 31,124 1,188
Expedia Group (1) 5,790 729
Hilton Grand Vacations (1) 5,040 204
Hilton Worldwide Holdings  14,999 3,273
Jack in the Box  1,518 77
Las Vegas Sands  27,128 1,200
Light & Wonder (1) 2,700 283
Marriott International, Class A  12,664 3,062
Marriott Vacations Worldwide  2,386 208
McDonald's  35,203 8,971
MGM Resorts International (1) 18,855 838
Norwegian Cruise Line Holdings (1) 35,183 661
Papa John's International  1,800 85
Penn Entertainment (1)(3) 9,484 184
Planet Fitness, Class A (1) 7,793 574
Royal Caribbean Cruises (1) 11,359 1,811
Six Flags Entertainment (1) 6,826 226
Starbucks  51,951 4,044
Travel + Leisure  8,330 375
United Parks & Resorts (1) 6,300 342
Vail Resorts  2,100 378
Wendy's  17,675 300
Wingstop  3,306 1,397
Wyndham Hotels & Resorts  5,130 380
Wynn Resorts  6,906 618
Yum! Brands  11,963 1,585
53,658
Household Durables  0.4%
DR Horton  13,619 1,919
Ethan Allen Interiors  11,113 310
Garmin  7,417 1,208
Helen of Troy (1) 1,800 167
Hovnanian Enterprises, Class A (1) 3,343 474
iRobot (1) 10,400 95
La-Z-Boy  9,300 347
Leggett & Platt  12,800 147
Lennar, Class A  11,393 1,707
Mohawk Industries (1) 2,113 240
Newell Brands  17,554 113
NVR (1) 210 1,594

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PulteGroup  8,839 973
Taylor Morrison Home (1) 9,419 522
TopBuild (1) 2,237 862
Tri Pointe Homes (1) 15,536 579
Whirlpool  2,822 288
11,545
Leisure Products  0.1%
Brunswick  7,200 524
Hasbro  6,700 392
Mattel (1) 29,800 485
Peloton Interactive, Class A (1) 43,881 148
Polaris  2,500 196
YETI Holdings (1) 4,600 175
1,920
Specialty Retail  2.0%
Advance Auto Parts  7,284 461
American Eagle Outfitters  8,947 179
AutoZone (1) 1,010 2,994
Bath & Body Works  25,485 995
Best Buy  3,136 264
Burlington Stores (1) 6,361 1,527
Carvana (1) 6,000 772
Dick's Sporting Goods  3,600 773
Five Below (1) 3,704 404
Floor & Decor Holdings, Class A (1) 7,691 765
Foot Locker  3,003 75
GameStop, Class A (1) 8,800 217
Group 1 Automotive  700 208
Home Depot  48,737 16,777
Lithia Motors  1,300 328
LL Flooring Holdings (1) 61,800 88
Lowe's  27,069 5,968
Murphy USA  941 442
O'Reilly Automotive (1) 3,489 3,685
PetMed Express  65,700 266
RH (1) 1,100 269
Ross Stores  20,473 2,975
Sleep Number (1) 3,650 35
TJX  55,689 6,131
Tractor Supply  3,500 945
Ulta Beauty (1) 2,645 1,021
Upbound Group  9,052 278
Valvoline (1) 5,943 257

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Victoria's Secret (1) 6,080 107
Wayfair, Class A (1)(3) 4,366 230
Williams-Sonoma  2,266 640
50,076
Textiles, Apparel & Luxury Goods  0.4%
Carter's  3,300 204
Columbia Sportswear  3,600 285
Crocs (1) 4,500 657
Deckers Outdoor (1) 1,368 1,324
Lululemon Athletica (1) 5,574 1,665
Movado Group  6,600 164
NIKE, Class B  64,400 4,854
Ralph Lauren  4,600 805
Skechers USA, Class A (1) 7,579 524
Tapestry  2,841 122
Unifi (1) 21,432 126
VF  10,200 138
10,868
Total Consumer Discretionary 258,069
CONSUMER STAPLES  5.3%
Beverages  1.2%
Boston Beer, Class A (1) 700 213
Brown-Forman, Class B  2,330 101
Celsius Holdings (1) 9,918 566
Coca-Cola  196,266 12,492
Coca-Cola Consolidated  350 380
Constellation Brands, Class A  9,781 2,516
Keurig Dr Pepper  54,996 1,837
Molson Coors Beverage, Class B  4,202 214
Monster Beverage (1) 40,300 2,013
PepsiCo  66,598 10,984
31,316
Consumer Staples Distribution & Retail  1.7%
BJ's Wholesale Club Holdings (1) 7,600 667
Casey's General Stores  1,386 529
Chefs' Warehouse (1) 7,700 301
Costco Wholesale  21,780 18,513
Dollar General  14,359 1,899
Dollar Tree (1) 10,198 1,089
Kroger  21,250 1,061
Performance Food Group (1) 8,746 578
Sysco  22,821 1,629

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Target  24,045 3,560
United Natural Foods (1) 4,400 58
Walgreens Boots Alliance  33,274 402
Walmart  210,689 14,266
44,552
Food Products  0.7%
Archer-Daniels-Midland  21,372 1,292
Bunge Global  5,771 616
Campbell Soup  1,480 67
Conagra Brands  40,325 1,146
Darling Ingredients (1) 16,200 595
Flowers Foods  26,899 597
Fresh Del Monte Produce  9,900 216
General Mills  15,884 1,005
Hershey  6,097 1,121
Hormel Foods  23,100 704
Ingredion  1,402 161
J M Smucker  3,916 427
John B. Sanfilippo & Son  3,400 330
Kellanova  8,607 497
Kraft Heinz  42,959 1,384
Lamb Weston Holdings  3,762 316
McCormick  12,656 898
Mondelez International, Class A  68,841 4,505
Post Holdings (1) 3,120 325
Simply Good Foods (1) 7,018 254
Tootsie Roll Industries  10,752 329
TreeHouse Foods (1) 3,428 126
Tyson Foods, Class A  20,376 1,164
18,075
Household Products  1.1%
Church & Dwight  5,955 617
Clorox  5,354 731
Colgate-Palmolive  45,896 4,454
Energizer Holdings  4,298 127
Kimberly-Clark  20,200 2,791
Procter & Gamble  115,842 19,105
Spectrum Brands Holdings  900 77
27,902
Personal Care Products  0.2%
BellRing Brands (1) 3,655 209
Edgewell Personal Care  4,448 179

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
elf Beauty (1) 3,874 816
Estee Lauder, Class A  11,092 1,180
Herbalife (1) 20,600 214
Kenvue  107,319 1,951
4,549
Tobacco  0.4%
Altria Group  66,152 3,013
Philip Morris International  80,200 8,127
Vector Group  10,255 108
11,248
Total Consumer Staples 137,642
ENERGY  3.8%
Energy Equipment & Services  0.5%
Atlas Energy Solutions  12,334 246
Baker Hughes  54,307 1,910
Expro Group Holdings (1) 36,338 833
Halliburton  53,529 1,808
Helmerich & Payne  8,569 310
Noble  8,800 393
NOV  9,253 176
Oceaneering International (1) 6,153 146
Schlumberger  74,683 3,523
TechnipFMC  49,120 1,284
Tidewater (1) 3,469 330
Weatherford International (1) 7,749 949
11,908
Oil, Gas & Consumable Fuels  3.3%
APA  26,307 774
Cheniere Energy  9,203 1,609
Chesapeake Energy  12,764 1,049
Chevron  79,702 12,467
Chord Energy  436 73
Civitas Resources  5,422 374
CNX Resources (1) 13,000 316
ConocoPhillips  61,619 7,048
Coterra Energy  30,408 811
Devon Energy  29,963 1,420
Diamondback Energy  10,670 2,136
Dorian LPG  8,030 337
EOG Resources  29,481 3,711
EQT  22,214 821
Exxon Mobil  219,646 25,286

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hess  10,782 1,591
International Seaways  1,400 83
Kinder Morgan  92,377 1,835
Kosmos Energy (1) 51,000 283
Magnolia Oil & Gas, Class A  18,177 461
Marathon Oil  29,202 837
Marathon Petroleum  19,191 3,329
Matador Resources  7,849 468
Murphy Oil  13,543 558
Occidental Petroleum  30,866 1,945
ONEOK  21,000 1,713
Ovintiv  3,131 147
Par Pacific Holdings (1) 13,687 346
PBF Energy, Class A  4,800 221
Peabody Energy  4,100 91
Permian Resources  49,412 798
Phillips 66  17,164 2,423
Range Resources  19,946 669
SM Energy  10,852 469
Southwestern Energy (1) 88,502 596
Targa Resources  13,405 1,726
Texas Pacific Land  465 341
Valero Energy  17,735 2,780
Williams  59,785 2,541
World Kinect  14,500 374
84,857
Total Energy 96,765
FINANCIALS  13.0%
Banks  3.5%
1st Source  5,268 282
Ameris Bancorp  5,753 290
Bank of America  329,591 13,108
Bank of Hawaii (3) 6,200 355
Bank OZK  6,200 254
BankUnited  13,400 392
Berkshire Hills Bancorp  8,800 201
Cadence Bank  8,900 252
Capitol Federal Financial  20,700 114
Central Pacific Financial  17,900 379
Citigroup  100,526 6,379
Citizens Financial Group  23,200 836
Comerica  9,516 486
Cullen/Frost Bankers  4,200 427

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Customers Bancorp (1) 5,400 259
CVB Financial  15,739 271
East West Bancorp  9,692 710
Fifth Third Bancorp  48,866 1,783
First BanCorp Puerto Rico  37,662 689
First Business Financial Services  10,000 370
First Citizens BancShares, Class A  519 874
First Financial Bancorp  13,370 297
First Merchants  8,330 277
Flushing Financial  15,550 205
Fulton Financial  19,774 336
Glacier Bancorp  2,900 108
Hancock Whitney  4,482 214
Home BancShares  16,400 393
Huntington Bancshares  113,909 1,501
JPMorgan Chase  140,439 28,405
KeyCorp  29,913 425
M&T Bank  6,135 929
National Bank Holdings, Class A  10,200 398
NBT Bancorp  9,400 363
New York Community Bancorp (3) 26,787 86
Northfield Bancorp  27,300 259
Old National Bancorp  19,280 331
Pacific Premier Bancorp  15,200 349
Park National  3,215 458
Peoples Bancorp  13,197 396
Pinnacle Financial Partners  4,100 328
PNC Financial Services Group  15,123 2,351
Popular  11,796 1,043
Prosperity Bancshares  3,400 208
Regions Financial  49,756 997
Renasant  5,175 158
S&T Bancorp  12,700 424
Seacoast Banking  12,900 305
SouthState  4,788 366
Synovus Financial  5,828 234
Towne Bank  14,400 393
Truist Financial  50,658 1,968
U.S. Bancorp  72,779 2,889
UMB Financial  2,896 242
United Bankshares  7,400 240
WaFd  4,342 124
Webster Financial  14,495 632

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo  168,073 9,982
WesBanco  8,200 229
Western Alliance Bancorp  13,947 876
WSFS Financial  4,200 197
Zions Bancorp  8,501 369
88,996
Capital Markets  2.9%
Affiliated Managers Group  3,000 469
Ameriprise Financial  3,700 1,581
Ares Management, Class A  10,203 1,360
Artisan Partners Asset Management, Class A  6,600 272
Bank of New York Mellon  47,599 2,851
BGC Group, Class A  81,696 678
BlackRock  6,513 5,128
Blackstone  29,391 3,639
Blue Owl Capital  43,317 769
Cboe Global Markets  7,536 1,281
Charles Schwab  78,446 5,781
CME Group  14,411 2,833
Coinbase Global, Class A (1) 8,600 1,911
Donnelley Financial Solutions (1) 7,925 472
FactSet Research Systems  1,550 633
Franklin Resources  8,000 179
Goldman Sachs Group  15,345 6,941
Intercontinental Exchange  29,036 3,975
Invesco  30,900 462
Janus Henderson Group  9,941 335
Jefferies Financial Group  12,300 612
KKR  29,920 3,149
Lazard  10,067 384
LPL Financial Holdings  5,256 1,468
MarketAxess Holdings  2,500 501
Moody's  6,232 2,623
Morgan Stanley  63,935 6,214
Morningstar  3,202 947
MSCI  3,817 1,839
Nasdaq  15,000 904
Northern Trust  12,000 1,008
Open Lending (1) 20,600 115
Raymond James Financial  12,787 1,580
S&P Global  15,164 6,763
SEI Investments  4,700 304
State Street  10,739 795

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
StoneX Group (1) 3,034 228
Tradeweb Markets, Class A  10,857 1,151
Virtus Investment Partners  2,975 672
72,807
Consumer Finance  0.6%
Ally Financial  10,650 422
American Express  29,224 6,767
Bread Financial Holdings  4,204 187
Capital One Financial  18,555 2,569
Discover Financial Services  12,700 1,661
LendingClub (1) 13,800 117
Navient  15,900 232
OneMain Holdings  17,500 849
SLM  32,600 678
SoFi Technologies (1)(3) 34,700 229
Synchrony Financial  27,785 1,311
15,022
Financial Services  3.8%
Affirm Holdings (1) 12,500 377
Apollo Global Management  24,266 2,865
Berkshire Hathaway, Class B (1) 87,084 35,426
Block (1) 24,994 1,612
Corpay (1) 5,967 1,590
Equitable Holdings  26,203 1,071
Euronet Worldwide (1) 2,274 235
Fidelity National Information Services  26,614 2,006
Fiserv (1) 33,454 4,986
Global Payments  16,409 1,587
Jack Henry & Associates  3,400 564
Mastercard, Class A  40,622 17,921
MGIC Investment  22,400 483
Payoneer Global (1) 91,850 509
PayPal Holdings (1) 46,405 2,693
PennyMac Financial Services  2,895 274
Radian Group  11,700 364
Shift4 Payments, Class A (1)(3) 4,368 320
Visa, Class A  77,657 20,383
Voya Financial  11,500 818
Western Union  36,481 446
WEX (1) 1,014 179
96,709

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.1%
Aflac  25,052 2,237
Allstate  14,210 2,269
American Financial Group  5,750 707
American International Group  31,808 2,361
Aon, Class A  9,258 2,718
Arch Capital Group (1) 10,535 1,063
Arthur J Gallagher  7,666 1,988
Assurant  3,500 582
Axis Capital Holdings  9,100 643
Brown & Brown  5,928 530
Chubb  22,033 5,620
Cincinnati Financial  6,869 811
Erie Indemnity, Class A  1,800 652
Everest Group  2,000 762
Fidelity National Financial  16,896 835
First American Financial  8,285 447
Genworth Financial (1) 83,400 504
Globe Life  3,522 290
Hanover Insurance Group  4,700 590
Hartford Financial Services Group  22,148 2,227
Kemper  5,500 326
Loews  2,300 172
Markel Group (1) 420 662
Marsh & McLennan  26,216 5,524
MBIA  15,000 82
MetLife  38,874 2,729
Old Republic International  10,987 340
Principal Financial Group  11,100 871
Progressive  27,131 5,635
Prudential Financial  14,700 1,723
Reinsurance Group of America  3,187 654
RenaissanceRe Holdings  4,217 943
Safety Insurance Group  6,600 495
Selective Insurance Group  3,487 327
Travelers  12,523 2,546
United Fire Group  15,300 329
Unum Group  7,364 376
W R Berkley  3,588 282
Willis Towers Watson  5,106 1,339
53,191
Mortgage Real Estate Investment Trusts  0.1%
AG Mortgage Investment Trust, REIT  34,500 229

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AGNC Investment, REIT (3) 23,200 221
Annaly Capital Management, REIT  18,175 346
Ares Commercial Real Estate, REIT (3) 13,200 88
Chimera Investment, REIT  15,166 194
Franklin BSP Realty Trust, REIT  18,840 237
Granite Point Mortgage Trust, REIT  25,800 77
New York Mortgage Trust, REIT  23,275 136
Redwood Trust, REIT  25,700 167
Starwood Property Trust, REIT  23,400 443
TPG RE Finance Trust, REIT  28,900 250
Two Harbors Investment, REIT  16,575 219
2,607
Total Financials 329,332
HEALTH CARE  11.8%
Biotechnology  2.3%
AbbVie  86,827 14,893
ACADIA Pharmaceuticals (1) 26,956 438
Akero Therapeutics (1) 14,899 350
Alkermes (1) 16,100 388
Alnylam Pharmaceuticals (1) 6,950 1,689
Amgen  25,881 8,087
Apellis Pharmaceuticals (1) 5,800 222
Arcturus Therapeutics Holdings (1) 5,522 134
Avidity Biosciences (1) 23,377 955
Biogen (1) 7,007 1,624
Biohaven (1) 8,180 284
BioMarin Pharmaceutical (1) 8,800 724
Blueprint Medicines (1) 6,640 716
Celldex Therapeutics (1) 8,000 296
Cerevel Therapeutics Holdings (1) 4,270 175
Crinetics Pharmaceuticals (1) 4,972 223
Dynavax Technologies (1) 11,700 131
Exact Sciences (1) 10,700 452
Gilead Sciences  58,420 4,008
GRAIL (1) 739 11
IGM Biosciences (1)(3) 22,900 157
Immunovant (1)(3) 2,678 71
Incyte (1) 8,900 539
Insmed (1) 15,750 1,055
Intellia Therapeutics (1) 11,700 262
Ionis Pharmaceuticals (1) 18,694 891
Madrigal Pharmaceuticals (1) 1,500 420
Moderna (1) 12,336 1,465

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mural Oncology (1) 17,210 54
Natera (1) 7,200 780
Neurocrine Biosciences (1) 8,600 1,184
Nurix Therapeutics (1) 22,500 470
Olema Pharmaceuticals (1) 9,100 98
Prothena (1) 5,946 123
Regeneron Pharmaceuticals (1) 5,506 5,787
Replimune Group (1) 23,000 207
REVOL UTION Medicines (1) 10,248 398
Roivant Sciences (1) 27,495 291
Sarepta Therapeutics (1) 5,432 858
Scholar Rock Holding (1)(3) 10,000 83
SpringWorks Therapeutics (1) 8,202 309
Stoke Therapeutics (1) 14,400 195
Tenaya Therapeutics (1) 31,015 96
Ultragenyx Pharmaceutical (1) 9,700 399
United Therapeutics (1) 2,600 828
Vaxcyte (1) 5,116 386
Vera Therapeutics (1) 6,225 225
Vertex Pharmaceuticals (1) 11,538 5,408
Vir Biotechnology (1) 13,936 124
Xencor (1) 23,700 449
59,412
Health Care Equipment & Supplies  2.3%
Abbott Laboratories  78,161 8,122
Align Technology (1) 2,853 689
Baxter International  34,244 1,145
Becton Dickinson & Company  15,502 3,623
Boston Scientific (1) 64,573 4,973
Cooper  8,800 768
DENTSPLY SIRONA  13,533 337
Dexcom (1) 19,681 2,231
Edwards Lifesciences (1) 29,414 2,717
Embecta  8,400 105
Envista Holdings (1) 12,700 211
GE HealthCare Technologies  19,830 1,545
Globus Medical, Class A (1) 7,291 499
Haemonetics (1) 4,888 404
Hologic (1) 14,544 1,080
ICU Medical (1) 2,000 238
IDEXX Laboratories (1) 3,400 1,657
Inspire Medical Systems (1) 2,235 299
Insulet (1) 4,100 827

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuitive Surgical (1) 18,375 8,174
iRhythm Technologies (1) 3,066 330
Lantheus Holdings (1) 5,170 415
Medtronic  66,651 5,246
Merit Medical Systems (1) 5,443 468
Nevro (1) 11,300 95
Novocure (1) 14,200 243
Omnicell (1) 8,500 230
Penumbra (1) 3,700 666
QuidelOrtho (1) 3,437 114
ResMed  8,200 1,570
Solventum (1) 7,238 383
STERIS  5,295 1,163
Stryker  17,954 6,109
Teleflex  4,000 841
Zimmer Biomet Holdings  11,920 1,294
58,811
Health Care Providers & Services  2.4%
Acadia Healthcare (1) 6,290 425
agilon health (1)(3) 23,423 153
AMN Healthcare Services (1) 4,652 238
Cardinal Health  10,306 1,013
Cencora  9,074 2,044
Centene (1) 19,820 1,314
Cigna Group  15,338 5,070
CorVel (1) 1,750 445
CVS Health  56,883 3,360
DaVita (1) 3,598 499
Elevance Health  12,661 6,861
Encompass Health  3,592 308
Ensign Group  6,917 856
Guardant Health (1) 7,800 225
HCA Healthcare  10,049 3,229
Henry Schein (1) 7,100 455
Humana  5,269 1,969
Labcorp Holdings  2,195 447
McKesson  7,373 4,306
ModivCare (1) 8,000 210
Molina Healthcare (1) 3,694 1,098
OPKO Health (1)(3) 124,700 156
Option Care Health (1) 16,466 456
Psychemedics  2,375 6
Quest Diagnostics  4,500 616

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  27,753 973
Surgery Partners (1) 12,333 293
Tenet Healthcare (1) 6,776 901
UnitedHealth Group  45,110 22,973
Universal Health Services, Class B  1,300 240
61,139
Health Care Technology  0.1%
Multiplan (1) 114,100 44
Phreesia (1) 9,200 195
Teladoc Health (1) 5,848 57
Veeva Systems, Class A (1) 7,676 1,405
1,701
Life Sciences Tools & Services  1.2%
10X Genomics, Class A (1) 7,628 148
Adaptive Biotechnologies (1) 73,680 267
Agilent Technologies  17,387 2,254
Avantor (1) 51,439 1,091
Bio-Rad Laboratories, Class A (1) 1,100 300
Bio-Techne  7,600 545
Bruker  2,778 177
Charles River Laboratories International (1) 3,502 723
CryoPort (1) 13,700 95
Danaher  32,789 8,192
Fortrea Holdings (1) 5,395 126
Illumina (1) 4,431 463
IQVIA Holdings (1) 7,225 1,528
Mettler-Toledo International (1) 1,244 1,739
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 5,389 679
Revvity  4,935 517
Thermo Fisher Scientific  19,179 10,606
Waters (1) 1,284 373
West Pharmaceutical Services  4,100 1,350
31,173
Pharmaceuticals  3.5%
Amneal Pharmaceuticals (1) 35,400 225
Arvinas (1) 10,400 277
Axsome Therapeutics (1) 3,700 298
Bristol-Myers Squibb  95,632 3,972
Cassava Sciences (1)(3) 5,900 73
Catalent (1) 9,444 531

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elanco Animal Health (1) 54,449 786
Eli Lilly  38,960 35,274
Intra-Cellular Therapies (1) 3,600 246
Jazz Pharmaceuticals (1) 2,804 299
Johnson & Johnson  114,867 16,789
Ligand Pharmaceuticals (1) 1,904 160
Merck  124,681 15,435
Organon  19,423 402
Perrigo  7,998 205
Pfizer  255,417 7,146
Prestige Consumer Healthcare (1) 4,483 309
Royalty Pharma, Class A  10,819 285
Theravance Biopharma (1) 16,371 139
Viatris  95,187 1,012
Zoetis  24,704 4,283
88,146
Total Health Care 300,382
INDUSTRIALS & BUSINESS SERVICES  9.4%
Aerospace & Defense  1.8%
Axon Enterprise (1) 3,600 1,059
Boeing (1) 28,373 5,164
BWX Technologies  5,038 479
General Dynamics  11,610 3,369
General Electric  55,493 8,822
HEICO, Class A  2,928 520
Hexcel  7,400 462
Howmet Aerospace  24,600 1,910
Huntington Ingalls Industries  2,791 687
Kratos Defense & Security Solutions (1) 18,817 377
L3Harris Technologies  11,601 2,605
Lockheed Martin  8,963 4,187
Northrop Grumman  6,395 2,788
RTX  57,115 5,734
Spirit AeroSystems Holdings, Class A (1) 13,852 455
Textron  17,990 1,545
TransDigm Group  2,890 3,692
Triumph Group (1) 27,400 422
Virgin Galactic Holdings (1)(3) 5,725 48
Woodward  2,800 488
44,813
Air Freight & Logistics  0.4%
CH Robinson Worldwide  7,047 621

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Expeditors International of Washington  2,636 329
FedEx  12,475 3,741
GXO Logistics (1) 6,500 328
United Parcel Service, Class B  35,222 4,820
9,839
Building Products  0.7%
A.O. Smith  9,300 761
AAON  8,404 733
Allegion  4,236 500
Armstrong World Industries  7,266 823
AZEK (1) 10,011 422
AZZ  5,464 422
Builders FirstSource (1) 4,118 570
Carlisle  2,600 1,054
Carrier Global  43,239 2,727
Fortune Brands Innovations  7,600 494
Gibraltar Industries (1) 5,500 377
Johnson Controls International  31,679 2,106
Lennox International  523 280
Masco  12,917 861
Owens Corning  7,565 1,314
Trane Technologies  11,763 3,869
Trex (1) 9,100 674
17,987
Commercial Services & Supplies  0.7%
ACCO Brands  61,567 289
Aris Water Solutions, Class A  13,200 207
Brady, Class A  6,500 429
BrightView Holdings (1) 15,000 200
Cintas  3,460 2,423
Clean Harbors (1) 3,706 838
Copart (1) 49,608 2,687
CoreCivic (1) 28,898 375
Ennis  15,600 341
Enviri (1) 47,600 411
MillerKnoll  16,400 434
MSA Safety  1,400 263
Pitney Bowes  59,800 304
RB Global  2,600 199
Republic Services  11,263 2,189
Rollins  11,625 567
Steelcase, Class A  30,300 393
Stericycle (1) 9,411 547

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tetra Tech  1,225 250
UniFirst  1,400 240
Veralto  10,929 1,043
Vestis  4,500 55
VSE  2,500 221
Waste Management  14,597 3,114
18,019
Construction & Engineering  0.3%
API Group (1) 17,209 648
Arcosa  5,500 459
Bowman Consulting Group (1) 5,200 165
Comfort Systems USA  1,757 534
Dycom Industries (1) 3,800 641
EMCOR Group  2,949 1,077
Fluor (1) 15,158 660
Granite Construction  8,167 506
MasTec (1) 7,350 786
Quanta Services  8,064 2,049
WillScot Mobile Mini Holdings (1) 22,924 863
8,388
Electrical Equipment  0.8%
AMETEK  14,037 2,340
Atkore  3,329 449
Beam Global (1)(3) 19,600 90
Eaton  18,176 5,699
Emerson Electric  21,936 2,417
GE Vernova (1) 14,018 2,404
GrafTech International  76,200 74
Hubbell  3,298 1,205
nVent Electric  11,046 846
Plug Power (1)(3) 51,000 119
Regal Rexnord  4,755 643
Rockwell Automation  6,893 1,898
Sensata Technologies Holding  2,800 105
Sunrun (1)(3) 17,966 213
Thermon Group Holdings (1) 10,400 320
Vertiv Holdings, Class A  16,656 1,442
Vicor (1) 4,500 149
20,413
Ground Transportation  1.0%
Avis Budget Group  979 102
CSX  116,024 3,881

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JB Hunt Transport Services  6,186 990
Landstar System  1,977 365
Lyft, Class A (1) 20,642 291
Norfolk Southern  12,570 2,699
Old Dominion Freight Line  10,628 1,877
Saia (1) 2,551 1,210
Uber Technologies (1) 103,780 7,543
Union Pacific  27,997 6,334
Werner Enterprises (3) 4,275 153
25,445
Industrial Conglomerates  0.5%
3M  28,955 2,959
Honeywell International  34,576 7,384
Roper Technologies  5,800 3,269
13,612
Machinery  1.8%
AGCO  5,100 499
Alamo Group  2,700 467
Caterpillar  22,531 7,505
Chart Industries (1)(3) 2,400 346
Cummins  8,500 2,354
Deere  11,947 4,464
Dover  7,585 1,369
Enpro  2,768 403
Esab  8,114 766
ESCO Technologies  3,357 353
Flowserve  9,400 452
Fortive  20,450 1,515
Graco  6,061 481
Helios Technologies  3,200 153
IDEX  5,627 1,132
Illinois Tool Works  11,569 2,741
Ingersoll Rand  23,959 2,176
ITT  5,400 698
John Bean Technologies  5,509 523
Lincoln Electric Holdings  3,300 622
Middleby (1) 5,083 623
Mueller Water Products, Class A  27,004 484
Nordson  2,800 649
Otis Worldwide  22,411 2,157
PACCAR  25,210 2,595
Parker-Hannifin  6,719 3,399
RBC Bearings (1) 3,587 968

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Snap-on  2,600 680
Stanley Black & Decker  13,009 1,039
Terex  6,100 335
Timken  5,100 409
Toro  8,876 830
Watts Water Technologies, Class A  3,200 587
Westinghouse Air Brake Technologies  8,088 1,278
Xylem  7,400 1,004
46,056
Marine Transportation  0.0%
Matson  4,400 576
Pangaea Logistics Solutions  17,500 137
713
Passenger Airlines  0.1%
Alaska Air Group (1) 7,700 311
Allegiant Travel  4,700 236
American Airlines Group (1)(3) 17,046 193
Delta Air Lines  21,500 1,020
JetBlue Airways (1) 42,800 261
Southwest Airlines  41,846 1,197
United Airlines Holdings (1) 9,315 453
3,671
Professional Services  0.9%
Automatic Data Processing  16,701 3,986
Barrett Business Services  10,400 341
Booz Allen Hamilton Holding  8,066 1,241
Broadridge Financial Solutions  8,525 1,679
CACI International, Class A (1) 1,300 559
Clarivate (1) 19,900 113
Dayforce (1) 12,591 625
Equifax  7,063 1,713
Forrester Research (1) 16,481 282
Franklin Covey (1) 7,200 274
FTI Consulting (1) 2,523 544
Genpact  7,500 241
Huron Consulting Group (1) 5,072 500
Insperity  4,400 401
Jacobs Solutions  3,700 517
Korn Ferry  7,000 470
Leidos Holdings  8,599 1,254
ManpowerGroup  2,900 202
Mastech Digital (1) 18,002 135

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Maximus  3,800 326
Parsons (1) 2,600 213
Paychex  12,423 1,473
Paycom Software  22 3
Paylocity Holding (1) 3,500 462
Science Applications International  2,300 270
SS&C Technologies Holdings  14,274 895
TransUnion  14,500 1,075
TrueBlue (1) 17,600 181
Upwork (1) 18,800 202
Verisk Analytics  7,027 1,894
Verra Mobility (1) 18,222 496
22,567
Trading Companies & Distributors  0.4%
Air Lease  10,687 508
Beacon Roofing Supply (1) 6,100 552
Core & Main, Class A (1) 11,191 548
DNOW (1) 22,030 302
Fastenal  17,900 1,125
Ferguson  8,732 1,691
GATX  2,700 357
GMS (1) 7,143 576
McGrath RentCorp  3,600 384
MSC Industrial Direct, Class A  5,100 405
SiteOne Landscape Supply (1) 3,300 401
United Rentals  2,609 1,687
Watsco  2,000 926
WW Grainger  1,606 1,449
Xometry, Class A (1)(3) 9,000 104
11,015
Total Industrials & Business Services 242,538
INFORMATION TECHNOLOGY  30.3%
Communications Equipment  0.7%
ADTRAN Holdings  38,700 204
Arista Networks (1) 12,600 4,416
Ciena (1) 9,699 467
Cisco Systems  182,090 8,651
Extreme Networks (1) 15,033 202
F5 (1) 900 155
Juniper Networks  19,080 696
Lumentum Holdings (1) 5,248 267
Motorola Solutions  6,728 2,597

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ubiquiti  2,900 423
Viasat (1) 8,500 108
18,186
Electronic Equipment, Instruments & Components  0.8%
Amphenol, Class A  63,200 4,258
Arrow Electronics (1) 2,700 326
Belden  4,100 385
CDW  5,100 1,142
Cognex  10,700 500
Coherent (1) 8,004 580
Corning  49,943 1,940
FARO Technologies (1) 9,800 157
Insight Enterprises (1) 2,150 426
IPG Photonics (1) 2,600 219
Jabil  1,422 155
Keysight Technologies (1) 11,033 1,509
Knowles (1) 19,600 338
Littelfuse  1,900 486
MicroVision (1)(3) 84,500 90
Napco Security Technologies  5,414 281
Novanta (1) 2,964 483
Sanmina (1) 3,602 239
TE Connectivity  18,518 2,786
Teledyne Technologies (1) 3,679 1,427
Trimble (1) 12,900 721
TTM Technologies (1) 9,200 179
Vishay Intertechnology  13,620 304
Vontier  8,300 317
Zebra Technologies, Class A (1) 3,695 1,141
20,389
IT Services  1.1%
Accenture, Class A  32,061 9,728
Akamai Technologies (1) 3,800 342
Cloudflare, Class A (1) 15,100 1,251
Cognizant Technology Solutions, Class A  25,300 1,720
DXC Technology (1) 13,700 261
EPAM Systems (1) 3,300 621
Fastly, Class A (1)(3) 12,076 89
Gartner (1) 2,596 1,166
GoDaddy, Class A (1) 12,359 1,727
International Business Machines  40,954 7,083
Kyndryl Holdings (1) 10,005 263
MongoDB (1) 3,793 948

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Okta (1) 7,552 707
Perficient (1) 4,460 334
Snowflake, Class A (1) 14,888 2,011
Twilio, Class A (1) 8,386 476
VeriSign (1) 1,979 352
29,079
Semiconductors & Semiconductor Equipment  10.9%
Advanced Micro Devices (1) 79,942 12,967
Analog Devices  26,534 6,057
Applied Materials  41,264 9,738
Broadcom  21,283 34,170
Cirrus Logic (1) 4,187 535
Diodes (1) 4,440 319
Enphase Energy (1) 5,420 540
Entegris  11,554 1,564
First Solar (1) 4,900 1,105
Intel  198,326 6,142
KLA  7,340 6,052
Kulicke & Soffa Industries  5,197 256
Lam Research  6,690 7,124
Lattice Semiconductor (1) 10,059 583
Marvell Technology  36,783 2,571
Microchip Technology  27,819 2,545
Micron Technology  55,307 7,275
MKS Instruments  8,552 1,117
Monolithic Power Systems  2,686 2,207
NVIDIA  1,194,435 147,560
NXP Semiconductors  10,123 2,724
ON Semiconductor (1) 20,349 1,395
Onto Innovation (1) 1,917 421
Power Integrations  3,800 267
Qorvo (1) 1,652 192
QUALCOMM  55,900 11,134
Skyworks Solutions  9,188 979
SolarEdge Technologies (1) 2,600 66
Teradyne  8,508 1,262
Texas Instruments  44,112 8,581
277,448
Software  10.6%
Adobe (1) 22,430 12,461
ANSYS (1) 3,341 1,074
Appfolio, Class A (1) 1,867 457
Appian, Class A (1)(3) 3,772 116

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AppLovin, Class A (1) 11,974 997
Asana, Class A (1)(3) 7,900 111
Aspen Technology (1) 2,296 456
Atlassian, Class A (1) 9,824 1,738
Autodesk (1) 11,336 2,805
BILL Holdings (1) 5,700 300
Braze, Class A (1) 6,471 251
Cadence Design Systems (1) 14,786 4,550
Cerence (1) 6,437 18
CommVault Systems (1) 1,800 219
Confluent, Class A (1) 25,562 755
Consensus Cloud Solutions (1) 12,000 206
Crowdstrike Holdings, Class A (1) 10,204 3,910
Datadog, Class A (1) 15,462 2,005
Digital Turbine (1)(3) 59,000 98
DocuSign (1) 9,399 503
Dolby Laboratories, Class A  5,000 396
Dynatrace (1) 16,388 733
Fair Isaac (1) 1,462 2,176
Five9 (1) 4,800 212
Fortinet (1) 34,475 2,078
Gen Digital  35,434 885
Guidewire Software (1) 3,100 427
HashiCorp, Class A (1) 10,132 341
HubSpot (1) 3,660 2,159
Informatica, Class A (1) 5,697 176
InterDigital (3) 2,700 315
Intuit  13,990 9,194
Manhattan Associates (1) 3,293 812
Microsoft  360,895 161,302
MicroStrategy, Class A (1) 800 1,102
Nutanix, Class A (1) 19,747 1,123
Oracle  72,683 10,263
PagerDuty (1) 10,400 238
Palantir Technologies, Class A (1) 87,578 2,218
Palo Alto Networks (1) 14,500 4,916
Procore Technologies (1) 7,010 465
PTC (1) 8,782 1,595
RingCentral, Class A (1) 5,108 144
Salesforce  48,157 12,381
Samsara, Class A (1) 24,000 809
ServiceNow (1) 10,086 7,934
Smartsheet, Class A (1) 10,800 476

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A (1) 4,100 146
Synopsys (1) 8,618 5,128
Tyler Technologies (1) 1,678 844
UiPath, Class A (1) 23,075 293
Unity Software (1) 10,556 172
Upland Software (1) 23,900 60
Workday, Class A (1) 11,400 2,549
Workiva (1) 4,500 328
Zoom Video Communications, Class A (1) 8,244 488
Zscaler (1) 7,079 1,361
269,269
Technology Hardware, Storage & Peripherals  6.2%
Apple  699,445 147,317
Dell Technologies, Class C  14,619 2,016
Hewlett Packard Enterprise  51,281 1,086
HP  36,318 1,272
NetApp  6,942 894
Pure Storage, Class A (1) 17,200 1,104
Seagate Technology Holdings  4,701 486
Super Micro Computer (1) 2,500 2,048
Turtle Beach (1) 14,800 212
Western Digital (1) 23,749 1,800
158,235
Total Information Technology 772,606
MATERIALS  2.5%
Chemicals  1.4%
Air Products & Chemicals  11,643 3,004
Albemarle  6,800 650
Axalta Coating Systems (1) 11,200 383
Cabot  5,120 470
Celanese  1,141 154
CF Industries Holdings  13,240 981
Chemours  11,980 270
Corteva  34,645 1,869
Dow  29,867 1,584
DuPont de Nemours  16,861 1,357
Eastman Chemical  3,840 376
Ecolab  9,511 2,264
FMC  12,415 714
HB Fuller  4,200 323
Huntsman  20,279 462
Ingevity (1) 5,412 237

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Flavors & Fragrances  11,175 1,064
Kronos Worldwide  12,600 158
Linde  24,559 10,777
LyondellBasell Industries, Class A  8,582 821
Minerals Technologies  7,500 624
Mosaic  16,582 479
PPG Industries  8,445 1,063
Quaker Chemical  1,100 187
RPM International  10,900 1,174
Scotts Miracle-Gro  8,777 571
Sherwin-Williams  11,757 3,509
Westlake  1,701 246
35,771
Construction Materials  0.3%
CRH  39,899 2,992
Eagle Materials  1,240 270
Martin Marietta Materials  2,500 1,354
Summit Materials, Class A (1) 21,115 773
Vulcan Materials  5,166 1,285
6,674
Containers & Packaging  0.3%
Amcor  95,718 936
Avery Dennison  2,900 634
Ball  18,000 1,081
Berry Global Group  6,200 365
Crown Holdings  2,596 193
International Paper  21,444 925
Myers Industries  17,660 236
O-I Glass (1) 5,487 61
Packaging Corp. of America  5,500 1,004
Sealed Air  10,577 368
Westrock  19,412 976
6,779
Metals & Mining  0.5%
Carpenter Technology  3,459 379
Cleveland-Cliffs (1) 34,600 532
Coeur Mining (1) 80,190 451
Commercial Metals  10,600 583
Compass Minerals International (3) 7,000 72
Freeport-McMoRan  66,705 3,242
Hecla Mining  87,800 426
McEwen Mining (1) 17,900 164

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Metallus (1) 18,100 367
Newmont  40,499 1,696
Nucor  11,822 1,869
Reliance  4,331 1,237
Royal Gold  3,300 413
Steel Dynamics  10,600 1,373
12,804
Paper & Forest Products  0.0%
Clearwater Paper (1) 3,264 158
Louisiana-Pacific  10,400 856
1,014
Total Materials 63,042
REAL ESTATE  2.5%
Diversified Real Estate Investment Trusts  0.0%
One Liberty Properties, REIT  6,399 150
WP Carey, REIT  4,802 265
415
Health Care Real Estate Investment Trusts  0.2%
Alexandria Real Estate Equities, REIT  7,800 912
Healthpeak Properties, REIT  18,100 355
Universal Health Realty Income Trust, REIT  9,200 360
Ventas, REIT  26,421 1,354
Welltower, REIT  25,523 2,661
5,642
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  14,800 215
Chatham Lodging Trust, REIT  24,900 212
Host Hotels & Resorts, REIT  40,419 727
Ryman Hospitality Properties, REIT  4,368 436
1,590
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,600 442
First Industrial Realty Trust, REIT  11,000 523
Innovative Industrial Properties, REIT  2,700 295
Prologis, REIT  47,486 5,333
Rexford Industrial Realty, REIT  18,984 847
Terreno Realty, REIT  9,500 562
8,002
Office Real Estate Investment Trusts  0.1%
Boston Properties, REIT  4,900 302
City Office REIT, REIT  53,700 267

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cousins Properties, REIT  5,931 137
Douglas Emmett, REIT  12,900 172
Highwoods Properties, REIT  8,900 234
JBG SMITH Properties, REIT  13,782 210
Kilroy Realty, REIT  11,938 372
NET Lease Office Properties, REIT  5,980 147
SL Green Realty, REIT  8,644 490
Vornado Realty Trust, REIT  21,456 564
2,895
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 14,872 1,325
CoStar Group (1) 17,894 1,327
Douglas Elliman (1) 43,708 51
eXp World Holdings (3) 13,900 157
Jones Lang LaSalle (1) 1,300 267
Newmark Group, Class A  19,318 198
Opendoor Technologies (1) 86,500 159
Redfin (1) 21,700 130
RMR Group, Class A  6,831 154
Seritage Growth Properties, Class A, REIT (1) 15,650 73
St. Joe  8,500 465
Zillow Group, Class A (1) 6,600 297
Zillow Group, Class C (1) 7,500 348
4,951
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,408 610
AvalonBay Communities, REIT  9,362 1,937
Camden Property Trust, REIT  2,738 299
Elme Communities, REIT  9,602 153
Equity LifeStyle Properties, REIT  13,200 860
Equity Residential, REIT  24,294 1,684
Essex Property Trust, REIT  5,106 1,390
Invitation Homes, REIT  15,122 543
Mid-America Apartment Communities, REIT  1,791 255
Sun Communities, REIT  7,586 913
UDR, REIT  5,979 246
8,890
Retail Real Estate Investment Trusts  0.4%
Acadia Realty Trust, REIT  27,391 491
Agree Realty, REIT  6,060 375
Federal Realty Investment Trust, REIT  2,900 293
Getty Realty, REIT  7,958 212

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kimco Realty, REIT  39,909 777
Kite Realty Group Trust, REIT  15,600 349
Macerich, REIT  23,200 358
NNN REIT, REIT  5,100 217
Realty Income, REIT  30,299 1,600
Regency Centers, REIT  13,612 847
Retail Opportunity Investments, REIT  26,500 329
Simon Property Group, REIT  14,838 2,253
SITE Centers, REIT  13,809 200
Urban Edge Properties, REIT  17,417 322
Whitestone REIT, REIT  28,900 385
9,008
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  21,045 4,091
Crown Castle, REIT  19,237 1,879
CubeSmart, REIT  21,218 958
Digital Realty Trust, REIT  11,489 1,747
EPR Properties, REIT  7,971 335
Equinix, REIT  4,256 3,220
Extra Space Storage, REIT  7,066 1,098
Four Corners Property Trust, REIT  11,452 282
Gaming & Leisure Properties, REIT  8,060 364
Iron Mountain, REIT  11,336 1,016
Lamar Advertising, Class A, REIT  6,344 758
National Storage Affiliates Trust, REIT  9,800 404
PotlatchDeltic, REIT  4,000 158
Public Storage, REIT  9,292 2,673
Rayonier, REIT  9,440 275
Safehold, REIT  10,000 193
SBA Communications, REIT  7,000 1,374
VICI Properties, REIT  29,915 857
Weyerhaeuser, REIT  38,825 1,102
22,784
Total Real Estate 64,177
UTILITIES  2.2%
Electric Utilities  1.3%
Alliant Energy  1,234 63
American Electric Power  18,298 1,605
Constellation Energy  17,675 3,540
Duke Energy  29,748 2,982
Edison International  19,000 1,364
Entergy  8,500 909

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evergy  17,402 922
Eversource Energy  6,314 358
Exelon  43,393 1,502
FirstEnergy  37,941 1,452
Hawaiian Electric Industries (3) 17,758 160
IDACORP  6,485 604
MGE Energy  4,839 362
NextEra Energy  100,308 7,103
NRG Energy  12,071 940
OGE Energy  13,600 485
Otter Tail  3,399 298
PG&E  132,200 2,308
PPL  43,820 1,212
Southern  43,166 3,348
Xcel Energy  25,730 1,374
32,891
Gas Utilities  0.1%
Atmos Energy  6,565 766
National Fuel Gas  10,300 558
ONE Gas  6,700 428
Spire  4,113 249
UGI  5,100 117
2,118
Independent Power & Renewable Electricity
Producers  0.1%
AES  31,155 547
Vistra  13,184 1,134
1,681
Multi-Utilities  0.6%
Ameren  17,883 1,272
Avista  9,210 319
Black Hills  4,460 243
CenterPoint Energy  35,086 1,087
CMS Energy  22,600 1,345
Consolidated Edison  11,576 1,035
Dominion Energy  48,827 2,392
DTE Energy  10,352 1,149
NiSource  25,408 732
Public Service Enterprise Group  22,200 1,636
Sempra  32,024 2,436
WEC Energy Group  16,585 1,301
14,947

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.1%
American States Water  8,300 602
American Water Works  8,000 1,033
Cadiz (1)(3) 42,400 131
California Water Service Group  9,825 477
Essential Utilities  12,846 480
2,723
Total Utilities 54,360
Total Common Stocks (Cost $877,199) 2,539,499
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 8,473,335 8,473
8,473
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.291%, 9/19/24 (6) 693,000 685
685
Total Short-Term Investments (Cost $9,158) 9,158
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 5,294,349 5,294
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,294
Total Securities Lending Collateral (Cost $5,294) 5,294
Total Investments in Securities
100.2% of Net Assets
(Cost $891,651) $ 2,553,951
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4. All or a portion of this security is on loan at June 30, 2024.

T. ROWE PRICE Total Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 9/24 1,136 $ 10
Long, 33 S&P 500 E-Mini Index contracts 9/24 9,110 12
Net payments (receipts) of variation margin to date (60)
Variation margin receivable (payable) on open futures contracts $ (38)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 268++
Totals $ —# $ — $ 268+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 26,893  ¤  ¤ $ 13,767
Total $ 13,767^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $268 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,767.

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $891,651) $ 2,553,951
Dividends receivable 1,418
Receivable for shares sold 602
Receivable for investment securities sold 527
Cash 4
Other assets 47
Total assets 2,556,549
Liabilities
Obligation to return securities lending collateral 5,294
Payable for shares redeemed 1,761
Investment management fees payable 186
Due to affiliates 77
Variation margin payable on futures contracts 38
Payable to directors 2
Other liabilities 120
Total liabilities 7,478
NET ASSETS $ 2,549,071
Net Assets Consist of:
Total distributable earnings (loss) $ 1,707,367
Paid-in capital applicable to 43,897,194 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 841,704
NET ASSETS $ 2,549,071
NET ASSET VALUE PER SHARE $ 58.07

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 16,219
Securities lending 58
    Interest 19
Total income 16,296
Expenses
Investment management 1,090
Shareholder servicing 959
Prospectus and shareholder reports 13
Custody and accounting 121
Registration 21
Legal and audit 15
Directors 4
Miscellaneous 5
Total expenses 2,228
Net investment income 14,068
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 24,479
Futures 1,669
Net realized gain 26,148
Change in net unrealized gain / loss
Securities 269,929
Futures (495)
Change in net unrealized gain / loss 269,434
Net realized and unrealized gain / loss 295,582
INCREASE IN NET ASSETS FROM OPERATIONS $ 309,650

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,068 $ 29,608
Net realized gain 26,148 22,903
Change in net unrealized gain / loss 269,434 428,714
Increase in net assets from operations 309,650 481,225
Distributions to shareholders
Net earnings – (32,830)
Capital share transactions
*
Shares sold 142,988 177,782
Distributions reinvested – 29,719
Shares redeemed (181,091) (248,468)
Decrease in net assets from capital share
transactions (38,103) (40,967)
Net Assets
Increase during period 271,547 407,428
Beginning of period 2,277,524 1,870,096
End of period $ 2,549,071 $ 2,277,524
*Share information (000s)
Shares sold 2,643 3,841
Distributions reinvested – 589
Shares redeemed (3,318) (5,440)
Decrease in shares outstanding (675) (1,010)

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S.
stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Total Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Equity Market Index Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Total Equity Market Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,539,499 $ — $ — $ 2,539,499
Short-Term Investments 8,473 685 — 9,158
Securities Lending Collateral 5,294 — — 5,294
Total Securities 2,553,266 685 — 2,553,951
Futures Contracts* 22 — — 22
Total $ 2,553,288 $ 685 $ — $ 2,553,973
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 22
*
Total $ 22
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,669
Total $ 1,669
Change in Unrealized
Gain (Loss)
Equity derivatives $ (495)
Total $ (495)

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $477,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Total Equity Market Index Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $4,781,000; the value of cash collateral and related investments was $5,294,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $68,142,000 and
$88,188,000, respectively, for the six months ended June 30, 2024.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $893,211,000. Net unrealized gain aggregated
$1,660,762,000 at period-end, of which $1,729,165,000 related to appreciated investments and $68,403,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund's net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required
Expense limitation 0.22%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Total Equity Market Index Fund

to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement for the six months ended June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates; $472,000 for T. Rowe Price Services, Inc.; and $82,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE Total Equity Market Index Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Total Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Total Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of
September 30, 2023, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and second quintile (Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Equity Market Index Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024